Segment and Geographic Information - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 87,591	$ 128,360
Leasing margin	116,315	147,378
Total revenues:	312,155	383,040
Interest and debt expense	63,412	68,129
Storage and handling	13,912	10,068
Repair costs	2,516	2,592
Other operating expenses	1,577	2,159
Administrative expenses	26,318	24,126
Other (Income) Expense	514	228
Net trading margin	430	594
Net gain (loss) on sale of leasing equipment	(1,429)	10,694
Income (loss) before income taxes	115,316	158,666
Assets	9,723,054	9,033,535	$ 9,814,420
Purchases of leasing equipment and investments in finance leases	51,501	20,200
Payments to acquire equipment lease, adjusted	51,501
Equipment Leasing | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	87,411	128,166
Leasing margin	115,874	146,212
Total revenues:	310,601	381,169
Interest and debt expense	62,828	67,879
Storage and handling	13,912	10,068
Repair costs	2,516	2,592
Other operating expenses	1,577	2,159
Administrative expenses	25,969	23,865
Other (Income) Expense	514	228
Net trading margin	0	0
Net gain (loss) on sale of leasing equipment	(1,429)	10,694
Assets	9,622,880	8,956,935
Purchases of leasing equipment and investments in finance leases	51,501	20,200
Equipment Trading | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	180	194
Leasing margin	441	1,166
Total revenues:	1,554	1,871
Interest and debt expense	584	250
Storage and handling	0	0
Repair costs	0	0
Other operating expenses	0	0
Administrative expenses	349	261
Other (Income) Expense	0	0
Net trading margin	430	594
Net gain (loss) on sale of leasing equipment	0	0
Assets	100,174	76,600
Purchases of leasing equipment and investments in finance leases	$ 0	$ 0